Revenue and Accounts Receivable - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accounts Receivable [Line Items]
Sites accounted for approximately 10% or more of our revenue	3	2	3	2	3
Clinical Testing
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	58.00%	62.00%	58.00%	63.00%	60.00%
Community Hospitals
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	30.00%	43.00%	46.00%	29.00%	15.00%
University Teaching Center
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	21.00%	13.00%	11.00%
Clinical Trial Client
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	12.00%		13.00%
Community Oncology Practice
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site	12.00%	15.00%	10.00%	18.00%	12.00%
Community oncology practice
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site				11.00%	11.00%
Regional reference laboratory
Schedule Of Accounts Receivable [Line Items]
Percentage of more than 10% revenue earned by the test ordering site					11.00%